Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Investment Securities [Abstract]
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 849,725		¥ 1,667,220
Aggregate costs of nonmarketable equity securities	511,545		515,263
Fair value of investment securities held by certain subsidiaries	32,808		37,024
Gross realized gains on available for sale of securities	156,495	176,027
Gross realized losses on available for sale of securities	26,112	10,206
Impairment losses recognized on nonmarketable securities carried at cost	5,202	2,178
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	7,258	12,551
Other than temporary impairment losses of available for sale marketable equity securities	149,477	59,088
Other than temporary impairment loss included in investment securities gains, net	161,937	73,817
Minimum percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%
Cumulative decline in fair value of the credit impaired corporate bonds	20,298	26,613
Credit loss component of impairment losses of debt securities recognized in earnings	32,946	37,234
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources, before taxes	¥ 12,648	¥ 10,621